Item 1  Schedule of Investments



 T. Rowe Price Summit Cash Reserves Fund
 Unaudited                                                   July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 ASSET-BACKED SECURITIES 1.6%
 Banc of America Securities Auto Trust, Series 2005-WF1
 Class A1, 3.505%, 7/18/06                             8,230         8,230

 Capital One Auto Finance Trust, Series 2005-BSS
 Class A1, 3.34%, 6/15/06                              8,937         8,937

 Hyundai Auto Receivables Trust, Series 2005-A
 Class A1, 3.514%, 7/17/06                             11,000        11,000

 Merrill Auto Trust Securitization, Series 2005-1
 Class A1, 3.472%, 6/26/06                             5,756         5,756

 Navistar Financial Corporation Owner Trust, Series
 2005-A, Class A1, 3.616%, 7/17/06                     5,000         5,000

 Onyx Acceptance Grantor Trust, Series 2005-B
 Class A1, 3.615%, 7/17/06                             6,000         6,000

 Triad Auto Receivables Owner Trust
 Series 2005-A, Class A1, 3.30%, 6/12/06               8,060         8,060

 Series 2005-B, Class A1, 3.604%, 8/14/06              6,500         6,500

 Total Asset-Backed Securities (Cost $59,483)                        59,483

 BANK NOTES 1.1%
 Lasalle Bank of Chicago, 4.10%, 7/31/06               10,000        10,000

 World Savings Bank
 3.415%, 9/19/05                                       29,000        29,000

 3.43%, 9/19/05                                        2,000         2,000

 Total Bank Notes (Cost $41,000)                                     41,000

 CERTIFICATES OF DEPOSIT - DOMESTIC * 9.0%
 Branch Banking & Trust, 3.18%, 8/9/05                 34,000        34,000

 Chase Bank U.S.A., 3.29%, 8/9/05                      44,000        44,000

 Citibank
 3.31%, 9/12/05                                        10,000        10,000

 3.395%, 9/6/05                                        20,000        20,000

 Compass Bank, VR, 3.38%, 6/14/06                      11,500        11,500

 DEPFA Bank, 3.25%, 8/26/05                            16,000        16,000

 Dexia Credit, 4.02%, 7/21/06                          11,000        11,000

 First Tennessee Bank, 3.42%, 9/12/05                  11,000        11,000

 HSBC Bank USA, 3.16%, 8/9/05                          10,000        10,000

 Mercantile Safe Deposit & Trust, VR
 3.378%, 12/12/05                                      8,000         8,000

 3.433%, 10/18/05                                      5,000         5,000

 National City Bank, 3.54%, 10/18/05                   12,000        12,000

 PNC Bank, 3.34%, 9/9/05                               14,000        14,000

 Regions Bank, 3.29%, 8/12/05                          10,000        10,000

 Suntrust Bank, 3.43%, 9/28/05                         27,000        27,000

 Treasury Bank, VR, 3.334%, 2/23/06                    11,000        11,000

 Wells Fargo Bank
 3.27%, 8/5/05                                         34,500        34,500

 4.025%, 7/25/06                                       11,500        11,499

 Wilmington Trust, 3.60%, 11/1/05                      30,000        30,002

 Total Certificates of Deposit - Domestic *
 (Cost $330,501)                                                    330,501

 CERTIFICATES OF DEPOSIT - EURODOLLAR ^ 4.6%
 ABN Amro Bank, 3.16%, 8/9/05                          15,000        15,000

 Alliance & Leicester
 3.19%, 8/11/05                                        15,000        15,000

 3.58%, 10/24/05                                       20,000        20,000

 Barclays Bank
 3.385%, 9/20/05                                       5,000         5,000

 4.05%, 7/26/06                                        15,000        15,001

 Deutsche Bank, 3.16%, 8/9/05                          23,000        23,000

 HBOS Treasury Services, 3.19%, 8/3/05                 21,000        21,000

 Northern Rock, 3.42%, 9/13/05                         11,000        11,000

 Royal Bank of Scotland, 3.19%, 8/10/05                46,000        46,000

 Total Certificates of Deposit - Eurodollar ^
 (Cost  $171,001)                                                   171,001

 CERTIFICATES OF DEPOSIT - YANKEE ++ 14.0%
 Abbey National Treasury Services, 3.31%, 8/15/05      29,000        29,000

 Banco Bilbao Vizcaya, 3.28%, 8/22/05                  23,000        23,000

 Bank of Montreal (Chicago)
 3.20%, 8/9/05                                         10,000        10,000

 3.28%, 8/1/05                                         21,000        21,000

 Bank of Nova Scotia, 3.26%, 8/1/05                    29,000        29,000

 Barclays Bank
 3.29%, 8/12/05                                        13,000        13,000

 3.32%, 8/15/05                                        13,000        13,000

 BNP Paribas, 3.27%, 8/10/05                           34,000        34,000

 Credit Suisse First Boston
 3.295%, 8/8/05                                        16,000        16,000

 4.00%, 7/18/06                                        22,000        22,000

 Fortis Bank, 3.39%, 9/8/05                            28,500        28,500

 HBOS Treasury Services
 3.16%, 8/9/05                                         10,000        10,000

 3.20%, 8/16/05                                        6,000         6,000

 KBC Bank, 3.27%, 8/8/05                               17,000        17,000

 Lloyds Bank, 3.44%, 9/30/05                           46,000        46,000

 Natexis Banques Populaires, 3.15%, 8/8/05             15,000        15,000

 Nordea Bank Finland, 3.28%, 8/1/05                    11,000        11,000

 Rabobank Nederland, 3.39%, 12/15/05                   25,000        24,998

 Royal Bank of Canada, 3.27%, 8/8/05                   34,000        34,000

 Skandinaviska Enskilda Banken, 3.43%, 8/30/05         12,000        12,000

 Svenska Handelsbanken, 3.42%, 9/13/05                 19,600        19,600

 Swedbank, 4.07%, 7/28/06                              11,000        11,000

 Toronto-Dominion Bank
 2.35%, 9/8/05                                         14,750        14,734

 3.15%, 8/5/05                                         21,000        21,000

 4.01%, 8/1/06                                         11,000        11,000

 UBS
 3.265%, 8/5/05                                        4,000         4,000

 3.505%, 9/30/05                                       23,000        23,000

 Total Certificates of Deposit - Yankee ++
(Cost $518,832)                                                      518,832

 COMMERCIAL PAPER 25.5%
 ANZ ( Delaware), 3.25%, 8/8/05                        1,450         1,449

 Bear Stearns, 3.285%, 8/9/05                          17,000        16,988

 Capital One Multi-Asset Executive Trust
 3.31%, 8/11/05                                        23,800        23,778

 CBA Finance (Delaware), 3.26%, 8/8/05                 687           687

 Citigroup, 3.27%, 8/5/05                              7,000         6,997

 DaimlerChrysler Revolving Auto
 3.17%, 8/10/05                                        1,700         1,699

 3.25%, 8/15/05                                        31,141        31,101

 3.29%, 8/11/05                                        62,700        62,643

 3.40%, 8/23/05                                        13,000        12,973

 3.41%, 8/23/05                                        6,845         6,831

 3.42%, 8/26/05                                        10,500        10,475

 Danske Bank
 3.20%, 8/8/05                                         1,000         999

 3.27%, 8/8/05                                         2,200         2,199

 3.28%, 8/1/05                                         2,000         2,000

 3.30%, 8/2/05                                         1,200         1,200

 3.30%, 8/5/05                                         1,000         1,000

 3.30%, 8/8/05                                         2,300         2,298

 3.34%, 8/19/05                                        1,990         1,987

 3.35%, 8/11/05                                        1,800         1,798

 3.40%, 9/7/05                                         11,900        11,858

 3.42%, 9/20/05                                        1,100         1,095

 3.45%, 9/20/05                                        15,650        15,575

 Dexia Delaware, 3.54%, 10/17/05                       2,000         1,985

 Electricite de France, 3.33%, 8/19/05                 6,000         5,990

 FCAR Owner Trust
 3.28%, 8/4/05                                         16,750        16,745

 3.40%, 9/20/05                                        33,500        33,342

 3.50%, 10/4/05                                        19,250        19,130

 GE Capital
 3.38%, 9/8/05                                         8,200         8,171

 3.38%, 9/9/05                                         5,100         5,081

 3.40%, 9/8/05                                         16,000        15,942

 3.54%, 10/13/05                                       1,700         1,688

 GlaxoSmithKline, 3.25%, 8/8/05                        30,330        30,311

 HBOS Treasury Services
 3.25%, 8/8/05                                         3,500         3,498

 3.28%, 8/8/05                                         3,200         3,198

 3.28%, 8/10/05                                        3,000         2,998

 3.34%, 9/2/05                                         2,700         2,692

 3.40%, 9/2/05                                         1,300         1,296

 3.40%, 9/7/05                                         5,500         5,481

 3.41%, 9/8/05                                         7,400         7,373

 3.42%, 9/7/05                                         1,600         1,594

 3.51%, 9/28/05                                        13,017        12,944

 3.53%, 10/11/05                                       1,100         1,092

 HSBC Bank USA, 3.27%, 9/6/05                          18,000        17,941

 Ixis Commercial Paper
 3.28%, 8/12/05                                        1,900         1,898

 3.44%, 9/19/05                                        8,000         7,963

 3.44%, 9/21/05                                        4,000         3,980

 John Hopkins Univ., 3.45%, 9/7/05                     12,500        12,500

 K2 (U.S.A)
 3.25%, 8/10/05                                        4,000         3,997

 3.25%, 8/15/05                                        13,100        13,083

 3.28%, 8/1/05                                         6,000         6,000

 3.28%, 9/12/05                                        15,000        14,943

 3.35%, 8/17/05                                        18,300        18,273

 3.40%, 9/26/05                                        10,400        10,345

 3.55%, 10/20/05                                       3,415         3,388

 MetLife Funding, 3.32%, 8/23/05                       25,000        24,949

 National City Credit Corp., 3.30%, 8/9/05             18,000        17,987

 National Rural Utilities, 3.40%, 8/29/05              13,400        13,365

 Nationwide Building Society, 144A, 3.50%, 10/14/05    15,000        14,892

 Nestle Finance, 3.30%, 8/19/05                        25,000        24,959

 New Center Asset Trust, 3.20%, 8/8/05                 22,000        21,986

 New York State Power Auth.
 3.28%, 8/9/05                                         440           439

 3.32%, 8/10/05                                        19,150        19,134

 3.32%, 8/11/05                                        8,785         8,777

 3.46%, 9/1/05                                         5,477         5,461

 New York Times
 3.15%, 8/5/05                                         4,700         4,698

 3.40%, 9/19/05                                        12,400        12,343

 3.40%, 9/26/05                                        5,854         5,823

 Nordea North America
 3.08%, 8/9/05                                         3,500         3,498

 3.15%, 8/3/05                                         11,225        11,223

 3.20%, 8/3/05                                         1,250         1,250

 3.30%, 9/1/05                                         2,473         2,466

 3.35%, 9/1/05                                         2,365         2,358

 3.44%, 9/6/05                                         1,000         996

 Oesterreichische Kontrollbank
 3.30%, 8/22/05                                        37,000        36,929

 3.31%, 8/26/05                                        6,680         6,665

 3.53%, 10/19/05                                       19,209        19,060

 Rabobank USA Financial
 3.25%, 8/1/05                                         842           842

 3.25%, 8/9/05                                         1,500         1,499

 3.27%, 8/8/05                                         30,000        29,981

 Shell Finance (U.K.), 3.25%, 8/4/05                   169           169

 Siemens Capital, 3.25%, 8/4/05                        30,000        29,992

 Societe Generale
 3.15%, 8/9/05                                         25,000        24,982

 3.28%, 8/12/05                                        34,077        34,043

 Swedbank, 3.44%, 9/22/05                              8,300         8,259

 UBS
 3.27%, 8/8/05                                         2,700         2,698

 3.28%, 8/8/05                                         630           630

 3.28%, 8/9/05                                         1,000         999

 Westpac Capital, 3.53%, 10/11/05                      1,000         993

 Westpac Trust Securities
 3.15%, 8/9/05                                         15,100        15,089

 3.25%, 8/11/05                                        2,400         2,398

 3.40%, 9/7/05                                         2,800         2,790

 Yale University, 3.40%, 9/6/05                        14,750        14,700

 Total Commercial Paper (Cost $941,814)                              941,814

 COMMERCIAL PAPER - 4(2) 36.1%
 Alliance & Leicester
 3.18%, 8/17/05                                        5,000         4,993

 3.35%, 8/18/05                                        3,500         3,494

 Allied Irish Banks
 3.285%, 9/14/05                                       33,000        32,868

 3.40%, 9/9/05                                         1,000         996

 Alpine Securitization, 3.27%, 8/4/05                  30,000        29,992

 ASB Bank
 3.12%, 8/3/05                                         25,000        24,996

 3.15%, 8/3/05                                         14,300        14,297

 Atlantic Asset Securitization
 3.30%, 8/10/05                                        3,500         3,497

 3.33%, 8/15/05                                        20,000        19,974

 3.34%, 8/15/05                                        6,721         6,713

 3.38%, 8/19/05                                        2,279         2,275

 Bank of Ireland
 3.28%, 8/3/05                                         400           400

 3.33%, 8/22/05                                        3,900         3,892

 BMW U.S. Capital
 3.29%, 8/8/05                                         21,000        20,986

 3.29%, 8/12/05                                        19,100        19,081

 Cafco
 3.26%, 8/12/05                                        5,000         4,995

 3.27%, 8/2/05                                         5,183         5,182

 3.39%, 9/1/05                                         20,000        19,942

 3.40%, 9/2/05                                         3,147         3,137

 3.40%, 9/15/05                                        7,750         7,718

 3.51%, 9/26/05                                        50,000        49,727

 Cargill, 3.26%, 8/12/05                               36,777        36,740

 Citibank Credit Card Issuance Trust
 3.25%, 8/16/05                                        34,700        34,653

 3.29%, 8/10/05                                        2,893         2,891

 3.30%, 8/11/05                                        8,069         8,062

 3.35%, 8/25/05                                        5,000         4,989

 3.41%, 8/24/05                                        20,000        19,956

 CRC Funding
 3.23%, 8/10/05                                        3,000         2,998

 3.28%, 8/5/05                                         4,250         4,248

 3.35%, 8/25/05                                        1,475         1,472

 3.38%, 8/23/05                                        6,187         6,174

 3.40%, 9/9/05                                         2,900         2,889

 3.45%, 9/12/05                                        10,000        9,960

 DEPFA Bank, 3.40%, 9/28/05                            21,000        20,885

 Fairway Finance
 3.28%, 8/10/05                                        30,700        30,675

 3.30%, 8/15/05                                        2,493         2,490

 3.32%, 9/14/05                                        10,000        9,959

 3.38%, 9/19/05                                        3,354         3,338

 3.39%, 9/21/05                                        15,000        14,928

 3.40%, 8/24/05                                        10,700        10,677

 3.41%, 8/23/05                                        3,300         3,293

 Falcon Asset Securitization
 3.27%, 8/5/05                                         12,000        11,996

 3.29%, 8/11/05                                        7,792         7,785

 3.31%, 8/15/05                                        10,645        10,631

 3.33%, 8/15/05                                        4,132         4,127

 3.35%, 8/19/05                                        10,000        9,983

 3.41%, 8/25/05                                        10,405        10,381

 3.42%, 8/26/05                                        8,663         8,643

 Ford Credit Floorplan Master Owner Trust
 3.18%, 8/2/05                                         11,000        10,999

 3.20%, 8/1/05                                         6,000         6,000

 3.48%, 9/16/05                                        5,000         4,978

 3.50%, 10/6/05                                        34,500        34,278

 Grampian Funding
 3.33%, 9/16/05                                        25,000        24,894

 3.40%, 10/3/05                                        32,401        32,208

 3.53%, 10/18/05                                       4,655         4,619

 3.58%, 10/28/05                                       7,000         6,939

 Irish Life & Permanent
 3.25%, 8/5/05                                         2,000         1,999

 3.41%, 9/28/05                                        12,000        11,934

 3.45%, 10/6/05                                        16,000        15,899

 Jefferson-Pilot
 3.26%, 8/1/05                                         17,000        17,000

 3.27%, 8/10/05                                        576           576

 3.50%, 9/6/05                                         2,500         2,491

 Kitty Hawk Funding
 3.34%, 8/16/05                                        7,100         7,090

 3.36%, 8/18/05                                        30,000        29,952

 3.38%, 8/19/05                                        28,020        27,973

 MBNA Master Credit Card Trust II
 3.28%, 8/11/05                                        46,000        45,958

 3.48%, 9/29/05                                        15,000        14,915

 National Australia Funding
 3.27%, 8/1/05                                         8,294         8,294

 3.27%, 8/8/05                                         26,300        26,283

 Nationwide Life Insurance, 3.15%, 8/8/05              15,000        14,991

 Old Line Funding
 3.25%, 8/1/05                                         5,000         5,000

 3.25%, 8/4/05                                         4,000         3,999

 3.28%, 8/5/05                                         19,161        19,154

 3.28%, 8/9/05                                         10,000        9,993

 3.34%, 8/15/05                                        30,000        29,961

 Park Avenue Receivables
 3.28%, 8/2/05                                         26,903        26,901

 3.28%, 8/8/05                                         1,200         1,199

 3.39%, 8/22/05                                        20,142        20,102

 3.40%, 8/23/05                                        1,337         1,334

 3.40%, 8/24/05                                        10,000        9,979

 Preferred Receivables Funding
 3.30%, 8/11/05                                        9,224         9,216

 3.41%, 8/26/05                                        57,000        56,865

 Ranger Funding
 3.28%, 8/1/05                                         15,200        15,200

 3.35%, 8/16/05                                        19,000        18,973

 Sigma Finance, 3.45%, 10/5/05                         13,400        13,317

 Southern Company
 3.28%, 8/11/05                                        14,670        14,657

 3.29%, 8/8/05                                         2,700         2,698

 Stadshypotek (Delaware)
 3.30%, 8/15/05                                        3,000         2,996

 3.32%, 8/16/05                                        820           819

 Statoil / Den Norske, 3.23%, 8/11/05                  14,000        13,987

 Variable Funding Capital
 3.35%, 8/19/05                                        20,000        19,966

 3.40%, 9/16/05                                        10,000        9,957

 Wal-Mart Funding, 3.32%, 8/22/05                      46,000        45,911

 Yorktown Capital
 3.27%, 8/2/05                                         25,000        24,998

 3.28%, 8/10/05                                        25,664        25,643

 3.40%, 8/23/05                                        5,621         5,609

 3.42%, 9/26/05                                        3,511         3,492

 Total Commercial Paper - 4(2) (Cost $1,336,174)                     1,336,174

 FUNDING AGREEMENTS 3.0%
 Allstate Life Insurance, VR
 3.407%, 9/1/05 ++                                      10,000        10,000

 3.479%, 9/1/05 ++                                      15,000        15,000

 GE Capital, VR, 3.661%, 1/12/06 ++                     20,000        20,000

 ING Annuity & Life Insurance
 3.43%, 8/15/05 ++                                      10,000        10,000

 3.51%, 8/25/05 ++                                      15,000        15,000

 New York Life Insurance, VR, 3.44%, 12/9/05 ++         35,000        35,000

 Transamerica Occidential Life Insurance
 VR, 3.49%, 9/1/06 ++                                    5,000         5,000

 Total Funding Agreements (Cost $110,000)                            110,000

 MEDIUM-TERM NOTES 2.4%
 Bank of Montreal (Chicago), 6.10%, 9/15/05            3,447         3,458

 GE Capital, VR
 3.45%, 9/8/06                                         10,000        10,000

 3.509%, 8/17/06                                       10,000        10,000

 Goldman Sachs Group, VR, 144A, 3.41%, 5/1/06          15,000        15,000

 International Lease Finance, VR, 4.41%, 8/1/05        3,550         3,550

 National Rural Utilities, 6.00%, 5/15/06              1,000         1,015

 Nationwide Building Society, VR, 144A, 3.34%, 9/7/06  20,000        20,000

 Sigman Finance, 4.01%, 7/21/06                        22,000        22,000

 SLM, VR, 3.85%, 1/13/06                               4,280         4,284

 Total Medium-Term Notes (Cost $89,307)                              89,307

 MUNICIPAL SECURITIES 1.9%
 Colorado Housing Fin. Auth.
 Multi Family, VRDN (Currently 3.32%)                  30,465        30,465

 Single Family, VRDN (Currently 3.32%)                 29,670        29,670

 Utah Board of Regents, VRDN (Currently 3.34%)
 (AMBAC Insured)                                       10,000        10,000

 Total Municipal Securities (Cost $70,135)                           70,135

 U.S. GOVERNMENT AGENCY OBLIGATIONS o 0.6%
 Federal Home Loan Bank, VR, 3.50%, 4/25/06            4,000         4,000

 Federal Home Loan Mortgage, 4.05%, 8/15/06            19,000        19,000

 Total U.S. Government Agency Obligations
 (Cost $23,000)                                                      23,000

 Total Investments in Securities
 99.8% of Net Assets (Cost $3,691,247)                 $             3,691,247


 (1)   Denominated in U.S. dollars unless otherwise noted
  *    Domestic certificates of deposit are issued by domestic
       branches of U.S. banks
 ^     Eurodollar certificates of deposit are issued by
       foreign branches of U.S. or foreign banks
 ++    Yankee certificates of deposit are issued by U.S.
       branches of foreign banks
 +/- The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $49,892 and represents 1.3% of net assets
 4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $1,336,174 and represents 36.1% of net assets
 AMBAC AMBAC Assurance Corp.
 VR    Variable Rate;  rate shown is effective rate at period-end
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end


 ++Restricted Securities
 Amounts in (000s)

 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $110,000 and represents 3.0% of net assets.

                                                Acquisition        Acquisition
 Description                                    Date               Cost
 Allstate Life Insurance, VR, 3.407%, 9/1/05    7/1/04         $   10,000

 Allstate Life Insurance, VR, 3.479%, 9/1/05    3/1/04             15,000

 GE Capital, VR, 3.661%, 10/12/06               4/12/05            20,000

 ING Annuity & Life Insurance, 3.43%, 8/15/05   7/12/05            10,000

 ING Annuity & Life Insurance, 3.51%, 8/25/05   7/25/05            15,000

 New York Life Insurance, VR, 3.44%, 12/9/05    12/8/04            35,000

 Transamerica Occidential Life Insurance
 VR, 3.49%, 9/1/06                              11/1/04            5,000

 Totals                                                        $   110,000

 The fund has registration rights for certain restricted securities held as of July 31, 2005. Any costs related to such registration are borne by the issuer.


 The accompanying notes are an integral part of this Portfolio of Investments.




T. Rowe Price Summit Cash Reserves Fund
Unaudited
July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Cash Reserves Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2005, the cost of investments for federal income tax purposes was $3,691,247,000.





 T. Rowe Price Summit GNMA Fund
 Unaudited                                                   July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares  Value
 (Amounts in 000s)

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
 SECURITIES 91.4%
 U.S. Government Agency Obligations o 5.8%

 Federal Home Loan Mortgage
 6.50%, 7/1/14                                         351           365

 7.00%, 11/1/30                                        39            41

 CMO
 4.105%, 10/27/31                                      14            14

 4.50%, 3/15/16                                        1,100         1,084

 5.00%, 11/15/27                                       600           601

 CMO, IO
 4.50%, 6/15/11 - 4/15/18                              1,213         113

 Federal National Mortgage Assn.
 5.50%, 4/1/34                                         1,550         1,558

 6.00%, 8/1/34                                         932           952

 IO, 8.50%, 4/25/22                                    29            7

                                                                     4,735

 U.S. Government Obligations 85.6%
 Government National Mortgage Assn.

 5.00%, 12/15/17 - 6/15/35                             13,348        13,312

 5.50%, 10/15/17 - 7/20/35                             18,026        18,288

 6.00%, 12/15/08 -1/20/35                              18,622        19,166

 6.50%, 12/15/14 - 10/20/34                            4,090         4,275

 6.75%, 2/15/41                                        524           536

 7.00%, 3/15/13 - 4/15/32                              2,449         2,587

 7.50%, 9/15/12 - 3/15/32                              1,104         1,183

 8.00%, 4/15/17 - 2/15/30                              535           568

 8.50%, 6/15/16 - 3/15/27                              239           261

 9.00%, 4/15/18 - 3/20/25                              39            43

 9.50%, 7/15/09 - 12/20/20                             64            70

 10.00%, 8/15/13 - 3/15/26                             179           197

 10.50%, 1/15/16 - 10/15/19                            66            75

 11.00%, 12/15/09 - 9/20/17                            13            14

 CMO
 5.00%, 8/16/28                                        158           158

 5.50%, 2/20/30 - 2/20/32 ++                           3,280         3,313

 6.50%, 3/20/31                                        10            10

 CMO, Principal Only, 3/16/28                          43            40

 TBA
 5.50%, 1/1/33                                         2,000         2,024

 6.50%, 1/1/34                                         3,950         4,125

                                                                     70,245

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost $74,955)                                           74,980

 NON-U.S. GOVERNMENT MORTGAGE-BACKED
 SECURITIES 5.9%
 Commercial Mortgage Backed Securities 4.7%

 Bear Stearns Commercial Mortgage Securities
 Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38       500           500

 Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41        425           417

 DLJ Commercial Mortgage, Series 1999-CG2
 Class A1B, CMO, 7.30%, 6/10/32                        450           487

 GE Capital Commercial Mortgage, Series 2001-1
 Class A2, CMO, 6.531%, 3/15/11                        550           595

 Greenwich Capital Commercial Funding, Series 2004-GG1A
 Class A2, CMO, 3.835%, 6/10/36                        330           325

 GS Mortgage Securities Corp. II, Series 2004-GG2
 Class A2, CMO, 4.293%, 8/1/38                         325           322

 J.P. Morgan Chase Commercial Mortgage, Series
 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33              400           428

 LB-UBS Commercial Mortgage Trust, Series 2004-C2
 Class A2, CMO, 3.246%, 3/15/29                        265           253

 Morgan Stanley Dean Witter Capital, Series 2002-TOP7
 Class A2, CMO, 5.98%, 1/15/39                         450           479

                                                                     3,806

 Whole Loans-Backed 1.2%
 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.273%, 1/25/34    603           601

 Series 2004-1, Class 3A2, CMO, VR, 4.958%, 10/25/34   128           127

 Series 2004-A, Class 2A2, CMO, VR, 4.13%, 2/25/34     282           280

                                                                     1,008

 Total Non-U.S. Government Mortgage-Backed Securities
(Cost $4,902)                                                        4,814

 ASSET-BACKED SECURITIES 2.0%
 Home Equity Loans-Backed 2.0%

 BankBoston Home Equity Loan Trust, Series 1998-1
 Class A6, 6.35%, 2/25/13                              271           278

 Chase Funding Mortgage Loan
 Series 2003-1, Class 1A6, 4.458%, 3/25/14             550           544

 Series 2002-2, Class 1M1, 5.599%, 9/25/31             350           349

 New Century Home Equity Loan Trust
 Series 2005-A, Class A6, VR, 4.954%, 8/25/35          350           345

 Series 2005-A, Class M2, VR, 5.344%, 8/25/35          135           133

 Total Asset-Backed Securities (Cost $1,673)                         1,649

 MONEY MARKET FUNDS 8.0%
 T. Rowe Price Government Reserve Investment Fund
 3.16% #+                                              6,584         6,584

 Total Money Market Funds (Cost $6,584)                              6,584

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       6

 Total Futures Contracts                                             6

 Total Investments in Securities
 107.3% of Net Assets (Cost $88,114)                   $              88,033


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
+/-   The issuer operates under a congressional charter;
      its securities are neither issued nor guaranteed by the
      U.S. government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at July 31, 2005.
 +    Affiliated company - See Note 4.
 CMO  Collateralized Mortgage Obligation
 IO Interest Only security for which the fund receives interest on notional principal (par)
 TBA To Be Announced security was purchased on a forward commitment basis
 VR Variable Rate; rate shown is effective rate at period-end


 (2) Open Futures Contracts at July 31, 2005 were as follows:
 ($ 000s)
                                                       Contract     Unrealized
                                           Expiration  Value        Gain (Loss)
 Short, 17 U.S. Treasury five year notes
 contracts, $120 par of 5.50% Government
 National Mortgage Assn. bonds pledged
 as initial margin                         9/05        $(1,866)     $(22)

 Net payments (receipts) of variation
 margin to date                                                       28

 Variation margin receivable (payable)
 on open futures contracts                                          $ 6

 The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Summit GNMA Fund
Unaudited
July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit GNMA Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income and maximum credit protection by investing at least 80% of net assets in GNMA securities backed by the full faith and credit of the U.S. government.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS


Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2005, the cost of investments for federal income tax purposes was $88,114,000. Net unrealized loss aggregated $109,000 at period-end, of which $632,000 related to appreciated investments and $741,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $174,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2005 and October 31, 2004 was $6,584,000 and $8,087,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     September 16, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     September 16, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     September 16, 2005

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